SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17-SUBSEQUENT EVENTS

(1) On December 19, 2018, the Company entered into the assignment and assumption agreement to transfer the Company’s all equity interests and debt interests in AioTV to a third party with a cash consideration of $1 by the buyer. This transaction was closed at April 11, 2019.

(2) On January 31, 2019, Tonghao (Cayman) Limited entered into a Purchase Agreement with Shah Capital Opportunity Fund LP and Hongliang Lu and Lu’s related parties(Lu Sellers), to purchase from Shah Opportunity and the Lu Sellers an aggregate of 9,200,000 Ordinary Shares, at a per share price of US$5.35, or approximately an aggregate purchase price of US$49,220,000 . The closing of the purchase and sale is subject to approval by relevant US and Chinese authorities.